Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	115,297,224	51,230,242
Ordinary shares, shares outstanding	115,297,224	51,230,242	36,347,496
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940
Ordinary shares, shares issued	0	61,824,328
Ordinary shares, shares outstanding	0	61,824,328	68,788,940
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	115,297,224	51,230,242
Ordinary shares, shares outstanding	115,297,224	51,230,242
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940
Ordinary shares, shares issued	0	61,824,328
Ordinary shares, shares outstanding	0	61,824,328